Consolidated Statement of Cash Flows and Condensed Consolidate Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net loss	$ (2,882,818)	$ (5,282,600)	$ (5,243,147)	$ (6,514,314)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	7,441	16,623	21,000	27,688
Amortization of deferred financing costs		127,189	123,139	426,582
Amortization of intangible assets		356,722	461,954
Gain on disposition of SolCool subsidiary			433,696
Share-based payments included in operating expenses	524,408	2,351,305	2,407,425	3,332,707
Issuance of note payable to related parties as consideration for consulting services		300,000	300,000
Non-cash forbearance fees on note payable				567,000
Amortization of debt discount	245,222	36,958	36,958	122,098
Shares issued in payment of interest on notes payable		286,026	304,026	563,727
Other			3,220	1,861
Loss on disposal of assets				263
Loss on extinguishment of debt	463,374	116,053
Changes in operating assets and liabilities, net of effects of business combination
Contract receivable				39,718
Prepaid expenses and other current assets	(2,161)	(5,266)	23,089	(4,108)
Accounts payable	685,990	213,770	241,235	114,513
Accrued expenses and other liabilities	398,394	342,432	514,330	303,300
Other			(461)
Net cash used in operating activities	(560,150)	(1,140,788)	(1,240,928)	(1,018,965)
Cash flows from investing activities:
Issuance of notes receivable	(35,000)			(16,000)
Cash payments for acquisition of SolCool (not returned on disposition)			(18,299)
Other		1,388
Net cash used (provided) by investing activities:	(35,000)	1,388	(18,299)	(16,000)
Cash flows from financing activities:
Issuance of common stock for cash, net of fees		937,586	1,064,998
Net proceeds from debentures	170,990	183,424	183,424	832,091
Advances on stock subscriptions	304,500
Exercise of warrants		869	869
Sale of Series A preferred stock	127,200			191,020
Principal payments on notes payable	(10,000)		(7,416)	(27,584)
Net cash provided by financing activities	592,690	1,121,879	1,241,875	995,527
Net change in cash and cash equivalents	(2,460)	(17,521)	(17,352)	(39,438)
Cash and cash equivalents, beginning of period	2,871	20,223	20,223	59,661
Cash and cash equivalents, end of period	411	2,702	2,871	20,223
Noncash investing and financing activities
Shares issued in connection with settlement of liabilities	1,116,583	1,207,759	1,323,813	35,000
Issuance of common stock for Solcool acquisition		245,148	245,148
Return of common stock on disposition of SolCool			(245,148)
Accounts payable financed with Note Payable		141,047	141,047
Shares issued for financing costs		75,221	75,221	364,128
Original issue discount on notes payable		28,123	28,213	130,843
Increase in note payable due to forbearance fee				567,000
Shares issued in partial payment of forebearance fee on note payable				327,000
Beneficial conversion feature notes payable	$ 302,137